Portfolio of Investments
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 1.3%
Issuer	Shares	Value ($)
Communication Services 0.9%
Diversified Telecommunication Services 0.0%
Cincinnati Bell, Inc.(a)	9,438	145,629
Entertainment 0.8%
MGM Holdings II, Inc.(a)	53,207	5,413,812
Media 0.1%
Clear Channel Outdoor Holdings, Inc.(a)	198,952	499,369
Star Tribune Co. (The)(a),(b),(c)	1,098	—
Tribune Publishing Co.(a)	4,413	76,963
Total		576,332
Total Communication Services		6,135,773
Consumer Discretionary 0.0%
Auto Components 0.0%
Dayco/Mark IV(a)	2,545	8,271
Diversified Consumer Services 0.0%
Houghton Mifflin Harcourt Co.(a)	18,619	169,061
Multiline Retail 0.0%
Belk, Inc.(a)	231	5,948
Total Consumer Discretionary		183,280
Energy 0.3%
Energy Equipment & Services 0.2%
Covia Holdings Corp.(a)	107,253	931,760
Fieldwood Energy LLC(a),(c)	68,952	8,654
McDermott International, Inc.(a),(b),(c)	9,655	0
McDermott International, Inc.(a)	184,336	101,938
Total		1,042,352
Oil, Gas & Consumable Fuels 0.1%
Southcross Energy Partners LLC(a)	107,918	3,129
Southcross Energy Partners LLC, Class A(a),(c)	2,041,444	1,010,515
Total		1,013,644
Total Energy		2,055,996
Financials —%
Capital Markets —%
RCS Capital Corp., Class B(a),(b),(c)	6,880	0
Total Financials		0
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 0.1%
Machinery 0.1%
TNT Crane and Rigging, Inc.(a)	60,744	885,860
Total Industrials		885,860
Materials 0.0%
Metals & Mining 0.0%
Foresight Energy LLC(a)	17,897	208,800
Total Materials		208,800
Total Common Stocks (Cost $10,388,280)		9,469,709

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	1,500,000	1,578,750
Total Convertible Bonds (Cost $1,415,795)			1,578,750

Corporate Bonds & Notes 3.8%

Automotive 0.1%
Ford Motor Credit Co. LLC
11/13/2025	3.375%	669,000	685,487
Brokerage/Asset Managers/Exchanges 0.4%
NFP Corp.(d)
08/15/2028	6.875%	2,750,000	2,883,270
Cable and Satellite 0.4%
DISH DBS Corp.
07/01/2026	7.750%	2,500,000	2,881,973
Finance Companies 0.6%
Navient Corp.
06/25/2025	6.750%	2,000,000	2,177,791
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	2,500,000	2,513,597
Total			4,691,388
Food and Beverage 0.1%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	602,000	622,199
Columbia Floating Rate Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.4%
Tenet Healthcare Corp.(d)
09/01/2024	4.625%	2,516,000	2,587,284
Leisure 0.3%
Royal Caribbean Cruises Ltd.(d)
06/15/2023	9.125%	2,000,000	2,205,823
Lodging 0.2%
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	1,250,000	1,265,865
Media and Entertainment 0.6%
Cumulus Media New Holdings, Inc.(d)
07/01/2026	6.750%	828,000	853,055
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	2,591,000	1,890,737
iHeartCommunications, Inc.
05/01/2026	6.375%	478,473	509,118
05/01/2027	8.375%	867,232	929,795
Total			4,182,705
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	1,858,000	1,882,939
Technology 0.4%
CommScope Finance LLC(d)
03/01/2024	5.500%	1,178,000	1,214,458
Dun & Bradstreet Corp. (The)(d)
08/15/2026	6.875%	985,000	1,050,156
Sabre GLBL, Inc.(d)
09/01/2025	7.375%	500,000	544,143
Total			2,808,757
Total Corporate Bonds & Notes (Cost $26,854,721)			26,697,690

Exchange-Traded Fixed Income Funds 1.0%
	Shares	Value ($)
Floating Rate 1.0%
First Trust Senior Loan ETF	25,000	1,197,000
Invesco Senior Loan ETF	50,000	1,107,500
SPDR Blackstone Senior Loan ETF	100,000	4,591,000
Total		6,895,500
Total Exchange-Traded Fixed Income Funds (Cost $6,932,750)		6,895,500
Senior Loans 92.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
TransDigm, Inc.(e),(f)
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	2.363%	2,769,592	2,733,726
Airlines 2.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 04/20/2028	5.500%	3,919,708	4,027,500
American Airlines, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2025	1.861%	1,729,973	1,592,233
1-month USD LIBOR + 1.750% 01/29/2027	1.860%	990,000	920,561
JetBlue Airways Corp.(e),(f)
Term Loan
1-month USD LIBOR + 5.250% Floor 1.000% 06/17/2024	6.250%	962,500	987,246
Kestrel Bidco, Inc./WestJet Airlines(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	4.000%	2,824,350	2,728,153
United AirLines, Inc.(e),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	4.500%	4,351,852	4,400,027
Total			14,655,720
Automotive 1.5%
Clarios Global LP(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	3.363%	2,984,804	2,951,972
First Brands Group LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 03/30/2027	6.000%	4,132,447	4,149,680
Navistar, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	3.610%	1,689,764	1,687,651

2	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Truck Hero, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 01/31/2028	4.500%	2,250,000	2,244,127
Total			11,033,430
Brokerage/Asset Managers/Exchanges 2.2%
AlixPartners LLP(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/04/2028	3.250%	1,500,000	1,492,740
Blackstone CQP Holdco LP(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 09/30/2024	3.687%	2,453,713	2,449,493
Citadel Securities LP(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 02/02/2028	2.613%	3,500,000	3,465,000
Jefferies Finance LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 06/03/2026	0.000%	715,892	708,289
Jefferies Finance LLC(c),(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 09/30/2027	4.500%	1,990,000	1,970,100
Russell Investments US Institutional Holdco, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 05/30/2025	4.500%	4,000,000	3,955,000
Wells Fargo(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 04/21/2028	3.750%	1,500,000	1,497,660
Total			15,538,282
Building Materials 4.1%
Apex Tool Group LLC(e),(f)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.250% 08/01/2024	6.750%	2,980,519	2,980,519
APi Group, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 10/01/2026	2.613%	1,750,000	1,736,140
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 2.500% 04/21/2028	2.616%	2,076,923	2,069,135
Cornerstone Building Brands, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% 04/12/2028	3.365%	3,176,848	3,145,079
Covia Holdings LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.000% Floor 1.000% 07/31/2026	5.000%	1,080,573	1,040,505
CP Atlas Buyer, Inc./American Bath(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 11/23/2027	4.250%	2,328,947	2,322,403
LBM Acquisition LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/17/2027	4.500%	1,840,909	1,835,791
LBM Acquisition LLC(e),(f),(g)
Delayed Draw 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/17/2027	4.500%	409,091	407,954
Park River Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 12/28/2027	4.000%	2,000,000	1,987,500
QUIKRETE Holdings, Inc.(e),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 02/01/2027	2.613%	2,000,000	1,979,160
SRS Distribution, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 05/23/2025	3.113%	1,994,872	1,964,669
US Silica Co.(e),(f)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	5.000%	3,359,708	3,218,601
White Cap Buyer LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 10/19/2027	4.500%	2,489,994	2,488,176

Columbia Floating Rate Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wilsonart LLC(e),(f),(g)
Tranche E Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 12/31/2026	4.500%	2,271,371	2,266,783
Total			29,442,415
Cable and Satellite 3.2%
Charter Communications Operating LLC/Safari LLC(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.870%	3,554,276	3,535,936
Cogeco Communications II LP(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.113%	2,000,000	1,973,340
CSC Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	2.365%	2,405,029	2,375,038
3-month USD LIBOR + 2.250% 01/15/2026	2.365%	1,965,075	1,941,907
3-month USD LIBOR + 2.500% 04/15/2027	2.615%	985,031	978,461
Iridium Satellite LLC(e),(f),(g)
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 11/04/2026	3.750%	3,000,000	3,003,750
Telesat Canada(e),(f)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 12/07/2026	2.870%	2,156,122	2,038,355
UPC Financing Partnership(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.000% 01/31/2029	3.105%	1,750,000	1,734,145
UPC Financing Partnership(e),(f)
Term Loan
1-month USD LIBOR + 3.500% 01/31/2029	3.607%	1,788,462	1,772,258
Virgin Media Bristol LLC(e),(f)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.615%	2,000,000	1,982,500
Virgin Media Bristol LLC(e),(f),(g)
Tranche Q Term Loan
1-month USD LIBOR + 3.252% 01/31/2029	3.406%	1,175,000	1,172,356
Total			22,508,046
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 4.8%
Aruba Investments Holdings LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/24/2027	4.750%	1,500,000	1,495,785
Ascend Performance Materials Operations LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 08/27/2026	5.500%	3,516,761	3,563,639
ColourOz Investment 1 GmbH(e),(f)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	361,345	352,492
ColourOz Investment 2 LLC(e),(f)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	2,185,840	2,132,287
Hexion, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 07/01/2026	3.710%	1,318,781	1,316,038
INEOS Styrolution Group GmbH(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 01/29/2026	3.250%	2,200,000	2,189,000
Innophos Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% 02/05/2027	3.613%	1,237,500	1,232,859
Lonza Group(e),(f),(g)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 04/28/2028	5.250%	1,428,571	1,421,429
Messer Industries GmbH(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	2.703%	2,858,113	2,826,673
Nouryon Finance BV/AkzoNobel(e),(f)
Term Loan
1-month USD LIBOR + 2.750% 10/01/2025	2.865%	4,128,147	4,076,545
PQ Corp.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 02/07/2027	4.000%	1,545,470	1,544,311

4	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PQ Corp.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 04/28/2028	4.250%	2,000,000	2,000,000
Schenectady International Group, Inc.(c),(e),(f)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	4.861%	3,225,750	3,221,718
Solenis Holdings LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/26/2025	4.190%	1,961,633	1,954,885
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 06/26/2026	8.690%	1,000,000	996,950
Trinseo Materials Operating SCA(e),(f),(g)
Term Loan
1-month USD LIBOR + 2.500% 03/17/2028	2.610%	1,818,182	1,804,545
Tronox Finance LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.500% 03/10/2028	2.657%	1,875,481	1,857,064
Total			33,986,220
Construction Machinery 0.1%
TNT Crane & Rigging, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 6.500% 10/16/2024	7.500%	562,202	584,690
1-month USD LIBOR + 11.000% Floor 1.000% 04/16/2025	12.000%	523,172	495,052
Total			1,079,742
Consumer Cyclical Services 5.6%
Amentum Government Services Holdings LLC(e),(f)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 3.500% 01/29/2027	3.613%	1,492,481	1,480,541
Tranche 2 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 01/29/2027	5.500%	1,818,182	1,821,218
Conservice Midco, LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 05/13/2027	4.453%	2,987,494	2,985,253
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cushman & Wakefield U.S. Borrower LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% 08/21/2025	2.863%	2,382,806	2,324,737
Go Daddy Operating Company, LLC/Finance Co, Inc.(e),(f)
Tranche B4 Term Loan
1-month USD LIBOR + 2.000% 08/10/2027	2.113%	1,888,238	1,874,755
IRI Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 12/01/2025	4.363%	3,174,425	3,166,489
Prime Security Services Borrower LLC/Protection 1 Security Solutions(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	3.500%	3,333,251	3,326,785
Signal Parent, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 04/03/2028	0.000%	2,500,000	2,473,450
Sotheby’s(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 01/15/2027	5.500%	4,217,871	4,246,890
Staples, Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	5.205%	2,210,625	2,159,228
TruGreen LP(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	4.750%	2,493,750	2,490,633
Uber Technologies, Inc.(e),(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 04/04/2025	3.606%	2,250,000	2,246,783
Uber Technologies, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% 02/25/2027	3.606%	2,063,689	2,058,530
USS Ultimate Holdings, Inc./United Site Services, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/25/2024	4.750%	2,904,748	2,904,806

Columbia Floating Rate Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WaterBridge Midstream Operating LLC(e),(f)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	6.750%	2,561,050	2,492,901
WW International, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 04/13/2028	4.000%	1,875,000	1,873,594
Total			39,926,593
Consumer Products 1.5%
Energizer Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/22/2027	2.750%	1,662,500	1,653,357
Kronos Acquisition Holdings Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 12/22/2026	4.250%	1,995,000	1,965,793
Serta Simmons Bedding LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	4.500%	1,343,463	1,034,466
SIWF Holdings, Inc./Spring Window Fashions(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 06/15/2025	4.363%	1,993,625	1,986,986
Thor Industries, Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 3.000% 02/01/2026	3.000%	2,000,000	2,000,000
Weber-Stephen Products LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/30/2027	4.000%	2,036,562	2,034,648
Total			10,675,250
Diversified Manufacturing 2.5%
Douglas Dynamics LLC(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 06/08/2026	4.750%	2,856,859	2,849,717
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DXP Enterprises, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/23/2027	5.750%	2,443,875	2,443,875
EWT Holdings III Corp.(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 04/01/2028	2.615%	2,250,000	2,227,500
Filtration Group Corp.(e),(f)
Tranche A Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/29/2025	4.500%	995,000	993,756
Gates Global LLC(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 03/31/2027	3.500%	1,253,710	1,248,294
Vertical Midco GmbH(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.250% 07/30/2027	4.478%	2,985,019	2,988,750
Vertiv Group Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	2.861%	2,970,056	2,952,028
Zekelman Industries, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.000% 01/24/2027	2.110%	1,941,549	1,917,765
Total			17,621,685
Electric 3.2%
Carroll County Energy LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	3.703%	1,336,138	1,326,117
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 10/02/2025	4.750%	2,123,325	1,954,967
EFS Cogen Holdings I LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/01/2027	4.500%	1,938,022	1,931,840

6	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Exgen Renewables IV LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 12/15/2027	3.750%	1,745,625	1,745,189
Frontera Generation Holdings LLC(e),(f),(h)
Debtor in Possession Delayed Draw Term Loan
1-month USD LIBOR + 13.000% 11/05/2021	0.000%	563,840	580,755
Debtor in Possession Term Loan
1-month USD LIBOR + 13.000% 11/05/2021	0.000%	422,880	435,566
Frontera Generation Holdings LLC(e),(i)
Term Loan
05/02/2025	0.000%	3,635,638	184,072
Invenergy Thermal Operating I LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 08/28/2025	3.113%	1,974,103	1,959,297
LMBE-MC Holdco II LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	5.000%	2,472,008	2,459,648
Nautilus Power LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	5.250%	1,373,991	1,348,723
PG&E Corp.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	3.500%	2,984,962	2,971,918
Southeast PowerGen LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 12/02/2021	4.500%	2,272,203	2,216,534
West Deptford Energy Holdings LLC(c),(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	3.863%	1,557,124	1,401,411
WIN Waste Innovations Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 03/24/2028	3.250%	2,000,000	1,992,080
Total			22,508,117
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 1.1%
EnergySolutions LLC/Envirocare of Utah LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	4.750%	3,627,028	3,604,359
GFL Environmental, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	3.500%	2,054,982	2,054,612
Harsco Corp.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 03/10/2028	2.750%	2,162,162	2,144,605
Total			7,803,576
Finance Companies 0.7%
FinCo I LLC/Fortress Investment Group(e),(f),(g)
Term Loan
1-month USD LIBOR + 2.500% 06/27/2025	2.613%	2,500,000	2,491,150
IGT Holding IV AB(e),(f),(g)
Tranche B2 Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 03/31/2028	4.250%	2,366,667	2,357,792
Total			4,848,942
Food and Beverage 1.8%
Aramark Intermediate HoldCo Corp.(e),(f)
Tranche B5 Term Loan
1-month USD LIBOR + 2.500% 04/06/2028	2.613%	2,307,693	2,296,155
B&G Foods, Inc.(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 10/10/2026	2.613%	1,700,000	1,696,464
Dole Food Co., Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/06/2024	3.750%	2,551,533	2,548,343
Triton Water Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	4.000%	1,888,889	1,881,503

Columbia Floating Rate Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United Natural Foods, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 10/22/2025	3.613%	2,313,779	2,310,887
US Foods, Inc./US Foodservice, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2023	1.863%	1,851,975	1,829,826
Total			12,563,178
Gaming 3.9%
Aristocrat Leisure Ltd.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 10/19/2024	4.750%	2,982,487	2,986,961
Caesars Resort Collection LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	2.863%	1,887,922	1,865,966
Tranche B1 Term Loan
1-month USD LIBOR + 4.500% 07/21/2025	4.613%	1,492,500	1,495,918
CBAC Borrower LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	4.113%	1,881,018	1,802,259
CCM Merger, Inc./MotorCity Casino Hotel(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 11/04/2025	4.500%	3,440,822	3,442,990
CityCenter Holdings LLC(e),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 04/18/2024	3.000%	2,000,000	1,976,000
Enterprise Development Authority(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 02/28/2028	5.000%	1,818,182	1,820,455
Flutter Entertainment PLC(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2025	3.703%	2,336,412	2,340,945
Golden Nugget Online Gaming, Inc.(c),(e),(f)
Term Loan
1-month USD LIBOR + 12.000% Floor 1.000% 10/04/2023	13.000%	1,500,000	1,687,500
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PCI Gaming Authority(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/29/2026	2.610%	1,668,711	1,653,493
Scientific Games International, Inc.(e),(f)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	2.863%	2,620,036	2,580,237
Seminole Tribe of Florida(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 07/08/2024	1.863%	1,019,894	1,017,823
Spectacle Gary Holdings LLC(e),(f)
Delayed Draw Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	165,541	180,439
Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	2,284,459	2,490,061
Total			27,341,047
Health Care 5.8%
athenahealth, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 4.250% 02/11/2026	4.453%	3,456,250	3,464,890
Carestream Health, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 6.750% Floor 1.000% 05/08/2023	7.750%	1,249,768	1,248,206
Change Healthcare Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	3,186,801	3,181,734
CPI Holdco LLC(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 4.000% 11/04/2026	4.113%	2,393,955	2,393,955
Envision Healthcare Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	3.863%	2,828,854	2,366,082
Gentiva Health Services, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 2.750% 07/02/2025	2.875%	1,918,527	1,912,925

8	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc./Quintiles IMS(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/11/2025	1.953%	1,915,381	1,906,493
LifePoint Health, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/16/2025	3.863%	2,171,526	2,162,340
National Mentor Holdings, Inc./Civitas Solutions, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	2,485,303	2,481,153
Tranche C Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	82,843	82,705
National Mentor Holdings, Inc./Civitas Solutions, Inc.(e),(f),(g)
Delayed Draw Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	273,383	272,927
Tranche C 1st Lien Term Loan
03/09/2026		—	—
Ortho-Clinical Diagnostics, Inc.(e),(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 06/30/2025	3.361%	3,250,000	3,244,312
Phoenix Guarantor, Inc./BrightSpring(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	3.358%	2,259,894	2,231,645
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 3.500% 03/05/2026	3.610%	1,000,000	990,500
Pluto Acquisition I, Inc./AccentCare, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.500% 06/22/2026	4.613%	2,462,500	2,462,500
PPD, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 01/13/2028	2.750%	2,666,667	2,660,000
Select Medical Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/06/2025	2.370%	2,571,818	2,541,291
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	2,000,000	1,991,560
Team Health Holdings, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/06/2024	3.750%	1,869,219	1,737,738
Upstream Newco, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/20/2026	4.613%	1,994,962	1,991,232
Total			41,324,188
Independent Energy 0.2%
Hamilton Projects Acquiror LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 06/17/2027	5.750%	1,712,063	1,708,313
Leisure 3.6%
Crown Finance US, Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 7.000% 05/23/2024	7.000%	742,414	930,140
Crown Finance US, Inc./Cineworld Group PLC(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	3.500%	2,647,144	2,267,331
Formula One Management Ltd.(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	3.500%	4,000,000	3,972,840
Life Time, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/16/2024	5.750%	3,153,436	3,163,306
Metro-Goldwyn-Mayer, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	2.620%	1,788,902	1,770,459
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	5.500%	2,225,000	2,209,714

Columbia Floating Rate Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
NAI Entertainment Holdings LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	3.500%	2,941,192	2,881,133
UFC Holdings LLC(e),(f)
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 04/29/2026	3.750%	4,385,655	4,367,148
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	2.903%	4,042,517	3,944,001
Total			25,506,072
Lodging 0.3%
Playa Resorts Holding BV(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 04/29/2024	3.750%	1,979,470	1,891,641
Media and Entertainment 6.5%
Alchemy Copyrights LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 03/10/2028	3.500%	2,487,516	2,478,187
Cengage Learning, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/07/2023	5.250%	1,994,764	1,984,471
Clear Channel Outdoor Holdings, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	3.685%	1,970,000	1,906,527
Creative Artists Agency LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 11/27/2026	3.863%	2,972,475	2,943,671
E.W. Scripps Co. (The)(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 2.563% 05/01/2026	3.313%	1,484,925	1,475,406
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 01/07/2028	0.000%	1,197,000	1,194,199
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Emerald Expositions Holding, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 05/22/2024	2.613%	2,804,483	2,707,728
Entravision Communications Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	2.863%	1,072,500	1,057,303
Hubbard Radio LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 03/28/2025	5.250%	2,630,089	2,595,030
iHeartCommunications, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	3.113%	1,895,975	1,871,100
Indy US Bidco, LLC/NielsenIQ(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 03/06/2028	4.111%	3,031,250	3,024,308
Learfield Communications LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	4.250%	2,198,243	2,013,810
Lions Gate Capital Holdings LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	2.363%	1,414,496	1,399,177
NASCAR Holdings, Inc.(e),(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 10/19/2026	2.863%	1,934,144	1,912,902
Nexstar Broadcasting, Inc.(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 09/18/2026	2.615%	3,225,492	3,208,977
Nielsen Finance LLC/VNU, Inc.(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	2.113%	2,784,855	2,777,253
Playtika Holding Corp.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% 03/13/2028	2.863%	3,157,895	3,139,737
PUG LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	3.613%	4,056,212	3,929,456

10	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
R.R. Donnelley & Sons Co.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 5.000% 01/15/2024	5.098%	350,682	349,280
Sinclair Television Group, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	3.120%	1,488,213	1,478,912
Terrier Media Buyer, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% 12/17/2026	3.613%	2,844,122	2,820,118
Total			46,267,552
Midstream 1.8%
Buckeye Partners LP(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 2.250% 11/01/2026	2.359%	2,004,788	1,995,847
GIP III Stetson I LP/II LP(e),(f)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	4.363%	2,753,624	2,644,058
Lower Cadence Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.000% 05/22/2026	4.113%	1,321,415	1,299,942
Prairie ECI Acquiror LP(e),(f)
Term Loan
1-month USD LIBOR + 4.750% 03/11/2026	4.863%	1,637,500	1,588,784
Stonepeak Lonestar Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.500% 10/19/2026	4.690%	2,108,095	2,109,591
Traverse Midstream Partners LLC(e),(f)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.000% 09/27/2024	0.000%	2,848,105	2,845,428
Total			12,483,650
Oil Field Services 0.5%
ChampionX Corp.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	2.625%	1,168,288	1,160,986
Fieldwood Energy LLC(e),(i)
1st Lien Term Loan
04/11/2022	0.000%	135,937	50,705
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
04/11/2023	0.000%	2,183,515	105,900
Lealand Finance Company BV(c),(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 06/28/2024	3.113%	33,314	26,318
Lealand Finance Company BV(e),(f)
Term Loan
3-month USD LIBOR + 4.000% 06/30/2025	4.113%	424,306	181,039
MRC Global, Inc.(c),(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	0.000%	2,165,181	2,154,355
Total			3,679,303
Other Financial Institutions 0.2%
Lifescan Global Corp.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 10/01/2024	6.202%	1,375,044	1,346,320
Other Industry 1.7%
Filtration Group Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	3.113%	2,296,088	2,271,221
Hamilton Holdco LLC/Reece International Pty Ltd.(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 01/02/2027	2.210%	1,915,381	1,893,028
Harland Clarke Holdings Corp.(e),(f)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 11/03/2023	5.750%	1,398,854	1,284,946
Hillman Group, Inc. (The)(e),(f),(g)
Delayed Draw Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/24/2028	3.250%	421,941	419,409
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/24/2028	3.250%	2,078,059	2,065,591
Hillman Group, Inc. (The)(e),(f)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	4.113%	2,148,507	2,137,227

Columbia Floating Rate Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lightstone Holdco LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	2,814,072	2,204,938
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	158,718	124,362
Total			12,400,722
Other REIT 0.4%
VICI Properties 1 LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 12/20/2024	1.858%	3,000,000	2,967,180
Other Utility 0.3%
Sandy Creek Energy Associates LP(e),(f)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/09/2021	6.250%	2,682,885	1,926,875
Packaging 2.6%
Altium Packaging LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/03/2028	3.250%	1,391,304	1,375,944
Anchor Glass Container Corp.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	3.750%	1,580,184	1,422,735
1-month USD LIBOR + 5.000% Floor 1.000% 12/07/2023	6.000%	478,800	430,321
2nd Lien Term Loan
3-month USD LIBOR + 7.750% Floor 1.000% 12/07/2024	8.750%	333,333	166,667
Charter NEX US, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 12/01/2027	5.000%	2,593,500	2,601,203
Flex Acquisition Co., Inc./Novolex(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/02/2028	4.000%	988,385	977,127
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 06/29/2025	3.452%	1,563,810	1,538,601
Graham Packaging Co., Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/04/2027	3.750%	2,081,780	2,075,159
Packaging Coordinators Midco, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2027	4.500%	3,000,000	2,998,140
Pactiv Evergreen Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	2.863%	1,350,216	1,346,651
Tranche B2 Term Loan
1-month USD LIBOR + 3.250% 02/05/2026	3.363%	1,047,375	1,037,425
Tosca Services LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/18/2027	4.250%	1,995,000	1,996,257
Twist Beauty International Holdings S.A.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/22/2024	4.000%	629,900	607,854
Total			18,574,084
Paper 0.4%
Asplundh Tree Expert LLC(e),(f)
Term Loan
1-month USD LIBOR + 1.750% 09/07/2027	1.863%	3,039,737	3,026,910
Pharmaceuticals 3.0%
Bausch Health Companies, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.113%	3,394,646	3,388,060
Elanco Animal Health, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.865%	3,472,498	3,422,286
Endo Luxembourg Finance Company I SARL(e),(f),(g)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 03/27/2028	5.750%	3,044,275	2,960,558

12	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Grifols Worldwide Operations Ltd.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.087%	2,309,651	2,281,104
Jazz Pharmaceuticals, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 04/21/2028	4.000%	1,400,000	1,402,912
Mallinckrodt International Finance SA(e),(f)
Term Loan
3-month USD LIBOR + 5.500% Floor 0.750% 02/24/2025	0.000%	1,696,726	1,647,334
Organon & Co.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 04/08/2028	3.500%	2,735,294	2,727,307
Sunshine Luxembourg VII SARL/Galderma(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/01/2026	3.750%	3,454,359	3,452,735
Total			21,282,296
Property & Casualty 2.4%
Asurion LLC(e),(f)
Tranche B3 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/31/2028	5.363%	1,600,000	1,622,000
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	3.113%	1,025,728	1,022,949
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	3.113%	1,332,313	1,323,986
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	3.363%	2,020,196	2,005,367
Tranche B9 Term Loan
1-month USD LIBOR + 3.250% 07/31/2027	3.363%	1,500,000	1,488,435
Hub International Ltd.(e),(f),(g)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 04/25/2025	2.926%	1,496,154	1,475,447
Tranche B3 Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 04/25/2025	4.000%	1,496,250	1,493,916
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	3.363%	2,430,201	2,394,064
USI, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	3.203%	2,079,181	2,055,790
1-month USD LIBOR + 3.250% 12/02/2026	3.453%	1,989,933	1,970,392
Total			16,852,346
Railroads 0.3%
Genesee & Wyoming, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 12/30/2026	2.203%	1,994,962	1,986,583
Restaurants 1.2%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(e),(f)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/15/2027	4.250%	1,995,000	1,989,394
KFC Holding Co./Yum! Brands(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 03/15/2028	1.865%	2,124,835	2,123,773
New Red Finance, Inc./Burger King/Tim Hortons(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.863%	4,221,807	4,152,527
Total			8,265,694
Retailers 2.7%
AI Aqua Merger Sub, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	4.250%	1,085,625	1,081,554
AI Aqua Merger Sub, Inc.(e),(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	4.250%	2,151,468	2,144,304
ASP Unifrax Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 12/12/2025	3.953%	979,950	927,630

Columbia Floating Rate Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Belk, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 7.500% Floor 1.000% 07/31/2025	8.500%	532,052	531,164
Belk, Inc.(e)
1st Lien Term Loan
07/31/2025	10.000%	1,745,476	1,120,735
BJ’s Wholesale Club, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.000% Floor 1.000% 02/03/2024	2.111%	1,416,511	1,414,740
Great Outdoors Group, LLC(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 03/06/2028	5.000%	4,901,050	4,917,910
Harbor Freight Tools USA, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 10/19/2027	3.750%	4,975,000	4,969,279
PetSmart, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/11/2028	4.500%	2,000,000	2,004,000
Total			19,111,316
Technology 17.1%
Arches Buyer, Inc./Ancestry.com(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	3.750%	2,493,750	2,479,735
Avaya, Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	4.365%	2,982,808	2,985,911
Tranche B2 Term Loan
1-month USD LIBOR + 4.000% 12/15/2027	4.115%	1,195,555	1,196,619
BY Crown Parent LLC(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 02/02/2026	4.000%	1,614,056	1,612,039
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Camelot U.S. Acquisition 1 Co./Thomson Reuters Intellectual Property & Science(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 10/30/2026	4.000%	2,745,625	2,745,625
Celestica, Inc.(c),(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	2.236%	2,531,786	2,512,797
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 06/27/2025	2.611%	435,000	432,825
Cloudera, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.750% 12/22/2027	3.250%	1,425,000	1,418,773
CommScope, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.363%	3,046,094	3,021,360
CoreLogic, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 04/14/2028	4.000%	1,750,000	1,739,605
Cubic Corp.(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 04/28/2028	5.000%	1,329,578	1,319,606
Tranche C Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 04/28/2028	5.000%	270,423	267,718
Cyxtera DC Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	4.000%	1,954,108	1,899,765
Dawn Acquisition LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	3.953%	3,296,625	2,901,030
DCert Buyer, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 10/16/2026	4.113%	2,504,725	2,500,893

14	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dell International LLC./EMC Corp.(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% Floor 0.250% 09/19/2025	2.000%	1,850,265	1,848,119
Dun & Bradstreet Corp. (The)(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 02/06/2026	3.361%	3,635,056	3,613,464
Endurance International Group Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	4.250%	2,153,846	2,130,972
Evertec Group LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	3.613%	2,349,160	2,343,287
Idemia Group S.A.S.(e),(f),(g)
Tranche B3 Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 01/09/2026	5.250%	3,380,738	3,344,834
Idera, Inc.(e),(f),(g)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	2,693,182	2,670,182
Informatica LLC(e)
2nd Lien Term Loan
02/25/2025	7.125%	250,000	254,845
Informatica LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.250% 02/25/2027	3.363%	3,264,519	3,233,343
Ingram Micro Inc.(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/30/2028	2.609%	1,384,615	1,384,615
ION Trading Finance Ltd.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% 04/01/2028	4.952%	1,941,177	1,940,769
LogMeIn, Inc.(e),(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	4.860%	1,995,000	1,990,631
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lummus Technology Holdings V LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 06/30/2027	3.613%	1,995,000	1,980,456
MA FinanceCo LLC(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	2.863%	695,879	686,527
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	5.250%	613,281	615,323
Maxar Technologies Ltd.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	2.863%	1,988,586	1,965,379
McAfee LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	3.860%	3,460,093	3,457,498
Misys Ltd./Almonde/Tahoe/Finastra USA(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	4.500%	2,975,637	2,921,719
Monotype Imaging Holdings Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 5.500% 10/09/2026	6.500%	1,950,000	1,941,868
MYOB US Borrower LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	4.113%	1,621,125	1,607,621
Natel Engineering Co., Inc.(e),(f)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 04/30/2026	6.000%	2,986,272	2,839,437
NCR Corp.(c),(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 08/28/2026	2.690%	1,962,350	1,928,008
Neustar, Inc.(e),(f)
Tranche B5 1st Lien Term Loan
3-month USD LIBOR + 4.500% 08/08/2024	5.500%	2,885,162	2,742,722
Peraton Corp.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	4.500%	3,833,333	3,828,542

Columbia Floating Rate Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Perspecta, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/30/2025	2.333%	1,760,799	1,761,908
Pitney Bowes, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 03/17/2028	4.120%	2,594,595	2,590,262
Presidio Holdings Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% 01/22/2027	3.686%	1,750,000	1,742,702
Rackspace Technology Global, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 02/15/2028	3.500%	2,250,000	2,230,560
Riverbed Technology, Inc.(e),(f)
2nd Lien Term Loan
1-month USD LIBOR + 6.500% Floor 1.000% 12/31/2026	7.500%	612,402	478,898
Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/31/2025	7.000%	1,337,942	1,265,653
Sabre GLBL, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 12/17/2027	4.750%	1,995,000	2,010,282
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 07/01/2026	3.613%	1,744,048	1,735,433
Seattle SpinCo, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	2.863%	2,583,523	2,548,800
Sophia LP(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/07/2027	4.500%	1,795,500	1,794,010
SS&C Technologies Holdings, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.863%	824,244	814,023
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.863%	611,283	603,703
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 11/02/2026	3.750%	1,989,975	1,986,652
TIBCO Software, Inc.(e),(f)
2nd Lien Term Loan
1-month USD LIBOR + 7.250% 03/03/2028	7.370%	1,250,000	1,263,438
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% 06/30/2026	3.870%	2,206,518	2,189,263
TTM Technologies, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	2.615%	1,020,496	1,015,394
UKG, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.863%	2,228,718	2,228,495
1-month USD LIBOR + 3.250% Floor 0.750% 05/04/2026	4.000%	2,985,019	2,985,944
Ultra Clean Holdings, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.750% 08/27/2025	3.863%	2,240,625	2,240,625
Veritas, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 09/01/2025	6.000%	1,990,013	2,002,450
Verscend Holdings Corp.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 08/27/2025	4.113%	2,500,000	2,497,650
Xperi Holding Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 06/02/2025	4.113%	3,299,322	3,302,060
Total			121,592,667
Wireless 1.2%
Cellular South, Inc.(c),(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	2.363%	2,287,000	2,241,260
Numericable US LLC(e),(f)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	2.936%	3,408,000	3,334,149

16	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SBA Senior Finance II LLC(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.870%	2,831,440	2,809,921
Total			8,385,330
Wirelines 1.2%
Level 3 Financing, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 03/01/2027	1.863%	2,395,028	2,365,090
Lumen Technologies, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.363%	1,481,250	1,463,104
Zayo Group Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.113%	4,447,533	4,400,078
Total			8,228,272
Total Senior Loans (Cost $661,730,374)			653,073,283

Warrants 0.5%
Issuer	Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services 0.3%
Windstream Corp.(a),(c)	139,708	2,095,620
Warrants (continued)
Issuer	Shares	Value ($)
Entertainment 0.0%
Cineworld Finance US, Inc.(a)	239,433	143,660
Media 0.2%
iHeartCommunications, Inc.(a)	84,607	1,501,774
Total Communication Services		3,741,054
Financials —%
Diversified Financial Services —%
Spectacle BidCo Holdings, Inc.(a),(b),(c)	190,476	0
Total Financials		0
Total Warrants (Cost $2,941,136)		3,741,054

Money Market Funds 8.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.054%(j),(k)	62,356,614	62,350,378
Total Money Market Funds (Cost $62,350,378)		62,350,378
Total Investments in Securities (Cost: $772,613,434)		763,806,364
Other Assets & Liabilities, Net		(54,851,129)
Net Assets		708,955,235

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to $18,247,661, which represents 2.57% of total net assets.
(e)	The stated interest rate represents the weighted average interest rate at April 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(f)	Variable rate security. The interest rate shown was the current rate as of April 30, 2021.
(g)	Represents a security purchased on a forward commitment basis.
(h)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2021, the total value of these securities amounted to $340,677, which represents 0.05% of total net assets.
(j)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Columbia Floating Rate Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.054%
	25,361,353	249,823,418	(212,834,393)	—	62,350,378	(3,918)	27,314	62,356,614
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
18	Columbia Floating Rate Fund | Quarterly Report 2021

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3QT149_07_L01_(06/21)